Note 17 - Common Stock (Details Textual) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2022	Mar. 31, 2020
Common Stock, Shares Authorized	200,000,000				200,000,000								200,000,000	200,000,000			200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.03				$ 0.03								$ 0.03	$ 0.03			$ 0.03
Stock Repurchased and Retired During Period, Value													$ 2,122,174	$ 1,065,750	$ 3,145,435
Common Stock, Dividends, Per Share, Declared													$ 2.7	$ 2.4	$ 2
Dividends, Common Stock													$ 18,979,092	$ 16,855,238	$ 14,021,226
O2023Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared												$ 0.5
O2023Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared											$ 0.5
O2023Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared										$ 0.5
O2023Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared									$ 0.5
O2024Q1Dividends [Member]
Common Stock, Dividends, Per Share, Declared								$ 0.6
O2024Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared							$ 0.6
O2024Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared						$ 0.6
O2024Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared					$ 0.6
O2025Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared				$ 0.65
O 2025 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared			$ 0.65
O 2025 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared		$ 0.7
O 2025 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.7
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross													63,350	60,100	60,500
Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount																$ 20,000,000
Stock Repurchased and Retired During Period, Shares													55,006	24,744	162,375
Stock Repurchased and Retired During Period, Value													$ 2,120,000	$ 1,070,000.00	$ 3,150,000